Notes to the cash flow statements - Assets and liabilities over which control ceased (Details) - AUD ($) $ in Millions		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Assets:
Cash and balances with central banks		$ 105,257	$ 71,353
Trading securities and financial assets measured at fair value through income statement (FVIS)		24,332	21,101
Loans		739,647	709,784	$ 693,059
Other financial assets		5,626	6,394
Property and equipment		2,429	2,853
Deferred tax assets		1,754	2,437	3,064
Intangible assets		10,327	10,109
Other assets		734	567
Total assets	[1]	1,014,198	935,877
Liabilities:
Other financial liabilities		56,360	50,309
Provisions		2,950	3,571
Deferred tax liabilities			90	126
Other liabilities		2,938	3,679
Total liabilities	[1]	943,689	863,785
Total equity attributable to owners of WBC		70,452	72,035
Assets and liabilities over which control ceased
Assets:
Cash and balances with central banks		169	50
Trading securities and financial assets measured at fair value through income statement (FVIS)			409
Loans		965	369
Other financial assets		66	688
Life insurance assets		2,366
Property and equipment			29
Deferred tax assets		39	4
Intangible assets			243
Other assets		168	226
Total assets		3,773	2,018
Liabilities:
Other financial liabilities		34	110
Current tax liability		2
Life insurance liabilities		185
Provisions		52	9
Deferred tax liabilities		34
Other liabilities		213	720
Total liabilities		520	839
Total equity attributable to owners of WBC		3,253	1,179
Parent Entity
Assets:
Cash and balances with central banks		95,182	62,754
Trading securities and financial assets measured at fair value through income statement (FVIS)		22,417	18,779
Loans		651,717	618,413
Other financial assets		5,228	5,486
Property and equipment		2,028	2,386
Deferred tax assets		1,646	2,093	2,497
Intangible assets		8,881	8,530
Other assets		668	499
Total assets	[1]	969,261	874,605
Liabilities:
Other financial liabilities		52,352	47,263
Provisions		2,705	3,254
Deferred tax liabilities			0	$ 0
Other liabilities		2,343	2,990
Total liabilities	[1]	901,478	811,806
Total equity attributable to owners of WBC		67,783	$ 62,799
Parent Entity | Assets and liabilities over which control ceased
Assets:
Loans		965
Total assets		965
Liabilities:
Provisions		4
Total liabilities		4
Total equity attributable to owners of WBC		$ 961

[1]	Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.